Other (expense) income, net (Tables)	12 Months Ended
Dec. 31, 2025
Other (expense) income, net
Schedule of other income, net

	2025	2024
	($)	($)
Interest income	8,832	3,735
Foreign exchange gain (loss)	10,216	(10,101)
Gain on deemed disposal of investment	550	—
Warrant issue expense (Note 20)	(3,429)	(2,412)
Other	1,018	4,733
	17,187	(4,045)